Summary of Significant Accounting Policies - Narrative - Distribution Policy (Detail) - $ / shares	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
REIT Taxable Income Planned Distribution Rate												90.00%
Common share, distribution rate per share per day, declared (in dollars per share)										$ 0.002466		$ 0.002466
Distributions declared per common share (in dollars per share)	$ 0.224	$ 0.227	$ 0.227	$ 0.224	$ 0.222	$ 0.227	$ 0.227	$ 0.224	$ 0.222	$ 0.446	$ 0.446	$ 0.900	$ 0.900